Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Assets:
Precious metals		$ 3,687	$ 2,540
Trading assets
Loans		8,048	7,649
Securities		126,019	119,912
Other		2,641	2,166
Derivative financial instruments
Derivative Financial Assets		48,035	44,379
Liabilities:
Deposits	[1]	966,049	943,849
Financial liabilities designated at fair value through profit or loss		39,594	36,341
Obligations related to securities sold short		34,855	35,042
Derivative financial instruments
Derivative Financial Liabilities		59,847	51,260
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	3,687	2,540
Trading assets
Assets		136,708	129,727
Investment securities
Investment securities	[3]	124,525	123,420
Derivative financial instruments
Derivative Financial Assets		48,035	44,379
Liabilities:
Deposits	[4]	178	193
Financial liabilities designated at fair value through profit or loss		39,594	36,341
Obligations related to securities sold short		34,855	35,042
Derivative financial instruments
Derivative Financial Liabilities		59,847	51,260
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,048	7,649
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		14,008	14,971
Investment securities
Investment securities	[3]	21,230	21,540
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,299	8,413
Investment securities
Investment securities	[3]	19,228	17,525
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		10,826	15,050
Investment securities
Investment securities	[3]	48,301	46,376
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,627	10,354
Investment securities
Investment securities	[3]	29,718	29,286
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		12,086	11,934
Investment securities
Investment securities	[3]	3,682	3,527
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		68,173	59,190
Investment securities
Investment securities	[3]	2,366	5,166
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,641	2,166
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12,212	11,584
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,262	26,004
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,277	4,507
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		175	182
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,109	2,102
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,910	17,908
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		31,870	25,900
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,642	4,845
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		29	47
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,396	2,560
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		101,467	96,950
Investment securities
Investment securities	[3]	67,366	72,617
Derivative financial instruments
Derivative Financial Assets		118	150
Liabilities:
Obligations related to securities sold short		29,021	30,721
Derivative financial instruments
Derivative Financial Liabilities		230	139
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		11,241	11,229
Investment securities
Investment securities	[3]	13,774	12,739
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		7,029	6,228
Investment securities
Investment securities	[3]	10,989	12,823
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		10,826	15,050
Investment securities
Investment securities	[3]	41,079	39,999
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		131	422
Investment securities
Investment securities	[3]	1,310	3,940
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		4,152	4,940
Investment securities
Investment securities	[3]	135	133
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		68,088	59,081
Investment securities
Investment securities	[3]	79	2,983
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		118	150
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		230	139
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	3,687	2,540
Trading assets
Assets		35,231	32,752
Investment securities
Investment securities	[3]	55,147	48,902
Derivative financial instruments
Derivative Financial Assets		47,852	44,176
Liabilities:
Deposits	[4]	178	193
Financial liabilities designated at fair value through profit or loss		39,594	36,341
Obligations related to securities sold short		5,834	4,319
Derivative financial instruments
Derivative Financial Liabilities		59,572	51,078
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,048	7,649
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,767	3,742
Investment securities
Investment securities	[3]	7,456	8,801
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,270	2,185
Investment securities
Investment securities	[3]	8,239	4,702
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	7,222	6,377
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,496	9,932
Investment securities
Investment securities	[3]	28,408	25,346
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,934	6,990
Investment securities
Investment securities	[3]	3,513	3,359
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		75	88
Investment securities
Investment securities	[3]	309	317
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,641	2,166
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12,212	11,584
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,262	26,004
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,101	4,313
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		174	180
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,103	2,095
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,887	17,895
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		31,870	25,900
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,400	4,687
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28	46
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,387	2,550
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		10	25
Investment securities
Investment securities	[3]	2,012	1,901
Derivative financial instruments
Derivative Financial Assets		65	53
Liabilities:
Obligations related to securities sold short			2
Derivative financial instruments
Derivative Financial Liabilities		45	43
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities			4
Investment securities
Investment securities	[3]	34	35
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		10	21
Investment securities
Investment securities	[3]	1,978	1,866
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		58	44
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1	2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6	7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23	13
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		12	19
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1	1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 9	$ 10

[1]	Deposits denominated in U.S. dollars amount to $309,983 (October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,198 (October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $34,709 (October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $115,267 (October 31, 2024 – $109,683).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $28,494 (October 31, 2024 – $29,412).
[4]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.